Trade accounts receivable (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of trade accounts receivable

	12/31/2025	12/31/2024
Accounts receivable from customers	1,392	18,013
Provisional price adjustment	—	(6,429)
	1,392	11,584